PGIM S&P 500 Buffer 12 ETF - February
Schedule of Investments  (unaudited)
as of July 31, 2026
Description	Shares	Value
Short-Term Investments 103.3%
Affiliated Mutual Fund 0.7%
PGIM Core Government Money Market Fund (7-day effective yield 3.777%) (cost $186,344)(wb)	186,344	$186,344
Options Purchased*~ 102.6%
(cost $25,083,459)		26,010,786

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.3% (cost $25,269,803)		26,197,130
Options Written*~ (3.3)%
(premiums received $1,129,192)		(826,861)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $24,140,611)		25,370,269
Liabilities in excess of other assets (0.0)%		(10,443)

Net Assets 100.0%		$25,359,826

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	01/29/27	$6.92		346		35	$25,486,983
State Street SPDR S&P 500 ETF Trust	Put	01/29/27	$691.97		346		35	523,803
Total Options Purchased (cost $25,083,459)								$26,010,786
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	01/29/27	$789.88		346		35	$(596,539)
State Street SPDR S&P 500 ETF Trust	Put	01/29/27	$608.93		346		35	(230,322)
Total Options Written (premiums received $1,129,192)								$(826,861)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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